Changes in Goodwill by Reportable Segment (Parenthetical) (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2015 JPY (¥)
STX Energy
Goodwill [Line Items]
Amount of decrease in goodwill due to partial sale of shares	¥ 39,694